COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company accounts for loss contingencies in accordance with ASC Topic 450 and other related guidelines.

For the year ended September 30, 2022, the Company is required to provide bank guarantee to International Air Transport Association (“IATA”) in favor of its associated airlines to secure the purchases of cargo spaces. IATA shall have the right from time to time by giving notice in writing to require us to increase the amount of guarantee if the cargo spaces purchased by us were greater than the existing guaranteed sum. Bank guarantees are provided by the principal bank of the Company, which in return required personal guarantee from a director of the Company and collateral such as mortgage over a property of the director to be pledged in favor of the bank.

For the year ended September 30, 2023, IATA has cancelled the bank guarantee requirement and the bank guarantee has been released with the principal bank of the Company.

As of September 30, 2023 and 2024, a bank provided guarantee of nil and nil, respectively, for covering the performance of obligations of the Company.

We have confirmed that as of September 30, 2023 and 2024 and as at the date of the annual report, no enforcement of bank guarantees was made by our suppliers against us. The Company’s management is of the opinion that there are no contingencies to account for.

Commitments

As at September 30, 2024, save as disclosed in note 6 in the consolidated financial statements, the Company did not have any significant capital and other commitments.